Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30, 2021	December 31, 2020
Refundable clinical deposits	$337	$672
Tax refund receivable	25	229
Prepaid insurance	3,050	47
Other prepaids and current assets	1,207	129

Total prepaid expenses and other current assets	$4,619	$1,077

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2019	2020
Refundable clinical deposits	$1,891	$672
Tax refund receivable	201	229
Refundable security deposit	187	–
Prepaid insurance	61	47
Other prepaids and current assets	184	129

Total prepaid expenses and other current assets	$2,524	$1,077

Summary of cost and accumulated depreciation and amortization of property and equipment
The cost and accumulated depreciation and amortization of property and equipment were as follows (in thousands):

	December 31,
	2019	2020
Laboratory and platform equipment	$3,500	$4,613
Furniture and office equipment	100	100
Leasehold improvements	198	198
Construction in progress	683	1,607

Total property and equipment, gross	4,481	6,518
Less: accumulated depreciation and amortization	(1,741)	(2,818)

Total property and equipment, net	$2,740	$3,700

Schedule of accrued liabilities
Accrued liabilities consisted of the following (in thousands):

	June 30, 2021	December 31, 2020
Accrued professional services	$1,340	$192
Accrued compensation	1,986	2,393
Accrued other liabilities	214	333
Accrued construction in progress	6	255

Total accrued liabilities	$3,546	$3,173

Accrued liabilities consisted of the following (in thousands):

	December 31,
	2019	2020
Accrued professional services	$2,187	$192
Accrued compensation	1,864	2,393
Accrued other liabilities	180	333
Accrued construction in progress	–	255

Total accrued liabilities	$4,231	$3,173